AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 110 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Opportunity Fund		Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV	[1]	1.00%	5.00%	1.00%	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Opportunity Fund		Class A	Class B	Class C	Class R
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.31%	2.06%	2.06%	1.56%
Expense Reductions	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.26%	2.01%	2.01%	1.51%
[1]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of "Management Fees"), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	938	1,224	2,038
Class B	704	941	1,304	2,103
Class C	304	641	1,104	2,386
Class R	154	488	845	1,852

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	671	938	1,224	2,038
Class B	204	641	1,104	2,103
Class C	204	641	1,104	2,386
Class R	154	488	845	1,852

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2012 was 130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/12-12/31/12	5.27%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	35.06%

Lowest 10/01/2008-12/31/2008	-28.93%

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Returns AllianzGI Opportunity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(15.79%)	(1.66%)	3.81%	10.97%	Feb. 24, 1984
Class B	(15.81%)	(1.61%)	3.86%	10.99%	Feb. 24, 1984
Class C	(12.42%)	(1.28%)	3.62%	10.38%	Feb. 24, 1984
Class R	(11.11%)	(0.76%)	4.17%	10.94%	Feb. 24, 1984
After Taxes on Distributions Class A	(16.15%)	(2.31%)	3.43%	8.91%
After Taxes on Distributions and Sale of Fund Shares Class A	(9.80%)	(1.62%)	3.19%	8.84%
Russell 2000 Growth Index	(2.91%)	2.09%	4.48%	6.91%	Feb. 24, 1984
Lipper Small-Cap Growth Funds Average	(3.35%)	1.47%	4.23%	9.45%	Feb. 24, 1984

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.